Insurance Liabilities - Changes in GMBD liability (Details) - Guaranteed Minimum Death Benefit - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Annuity
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance, beginning of year	$ 445.0	$ 382.0	$ 371.0
Reserve increase (decrease)	109.0	103.0	36.0
Paid guaranteed benefits	(67.0)	(33.0)	(41.0)
Changes related to unrealized appreciation (depreciation) of investments	(53.0)	(7.0)	16.0
Balance, end of year	434.0	445.0	382.0
Assumed reinsurance reserves	14.0	16.0	16.7
Variable Annuity, Excluding Assumed Reinsurance
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balance, beginning of year	35.0	40.0	21.0
Reserve increase (decrease)	12.0	3.0	2.0
Paid guaranteed benefits	(2.0)	(2.0)	(2.0)
Changes related to unrealized appreciation (depreciation) of investments	(29.0)	(6.0)	19.0
Balance, end of year	$ 16.0	$ 35.0	$ 40.0